COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Annual Commitments under Service Agreements	The following is a summary of the Company’s annual commitments under these agreements as of December 31, 2023 (in thousands):

2024	$622,476
2025	335,026
2026	337,083
2027	435,236
2028	325,118
Thereafter	162,888

Total	$2,217,827